Segment and Geographic Information Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected segment financial data [Abstract]
Revenue from external customers	$ 1,430,789	$ 1,328,180	$ 1,201,412
Intersegment revenue	53,607	41,513	34,673
Total revenue	1,484,396	1,369,693	1,236,085
Operating income (loss)	190,823	174,577	146,963
Interest expense	19,439	20,384	23,788
Earnings (loss) before income taxes	171,384	154,193	123,175
Assets	1,654,164	1,599,268	1,591,691
Capital expenditures	72,200	55,823	47,716
Depreciation and amortization	46,099	43,423	42,183
Flavors And Fragrances [Member]
Selected segment financial data [Abstract]
Revenue from external customers	833,663	786,532	755,525
Intersegment revenue	27,017	22,521	17,347
Total revenue	860,680	809,053	772,872
Operating income (loss)	130,849	121,997	124,482
Interest expense	0	0	0
Earnings (loss) before income taxes	130,849	121,997	124,482
Assets	804,983	785,205	800,156
Capital expenditures	35,034	27,214	28,696
Depreciation and amortization	26,860	24,896	24,155
Color [Member]
Selected segment financial data [Abstract]
Revenue from external customers	467,691	430,782	358,761
Intersegment revenue	24,190	16,679	16,046
Total revenue	491,881	447,461	374,807
Operating income (loss)	90,217	77,404	58,685
Interest expense	0	0	0
Earnings (loss) before income taxes	90,217	77,404	58,685
Assets	695,251	676,656	651,446
Capital expenditures	30,121	22,306	11,865
Depreciation and amortization	14,086	13,473	13,098
Corporate And Other [Member]
Selected segment financial data [Abstract]
Revenue from external customers	129,435	110,866	87,126
Intersegment revenue	2,400	2,313	1,280
Total revenue	131,835	113,179	88,406
Operating income (loss)	(30,243)	(24,824)	(36,204)
Interest expense	19,439	20,384	23,788
Earnings (loss) before income taxes	(49,682)	(45,208)	(59,992)
Assets	153,930	137,407	140,089
Capital expenditures	7,045	6,303	7,155
Depreciation and amortization	$ 5,153	$ 5,054	$ 4,930